Risk Management Policy - Additional Information (Details) - KZT (₸) ₸ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2027	Dec. 31, 2026
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk after offset and collateral of loans to customers	₸ 6,281,705,000	₸ 5,086,464,000
Net carrying amount of loans to customers at time of modification	₸ 160,156,000	₸ 117,763,000
Allowance for impairment losses changed from lifetime expected credit loss period	12 months	12 months
Percentage point of change in key assumptions used to calculate expected credit loss	100.00%
Customer accounts of individuals obligation nominal maturity period	2 years
Percentage of deposits absent a liquidity event	92.00%
Balances on current accounts from customers	₸ 1,296
Guarantee deposits	₸ 43,940,000	₸ 37,782,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate percentage	(3.00%)
Interest rate risk | Plus 3 p p change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to change in interest rate	₸ 0	0
Impact on equity due to change in interest rate	(49,348,000)	(74,854,000)
Interest rate risk | Minus 3 p.p. change in interest rate
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to change in interest rate	₸ 55,739,000	85,862,000
Currency risk | USD
Disclosure of detailed information about financial instruments [line items]
Sensitivity rate	(25.00%)
Change in USD rate percentage	(25.00%)
Currency risk | EUR
Disclosure of detailed information about financial instruments [line items]
Sensitivity rate	(25.00%)
Change in USD rate percentage	(25.00%)
Currency risk | TRY
Disclosure of detailed information about financial instruments [line items]
Increase in sensitivity rate	25.00%
Decrease in sensitivity rate	(50.00%)
Increase in USD rate percentage	25.00%
Decrease in USD rate percentage	(50.00%)
Currency risk | Minus 25% change in USD rate | USD
Disclosure of detailed information about financial instruments [line items]
Impact on profit before income tax due to changes in USD rate	₸ 11,229,000	7,383,000
Currency risk | Minus 25% change in USD rate | EUR
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to change in USD rate	796,000	672,000
Currency risk | Plus 25% change in USD rate | TRY
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to increase in USD rate	(27,517,000)	0
Currency risk | Minus 50% change in USD rate | TRY
Disclosure of detailed information about financial instruments [line items]
Impact on equity due to decrease in USD rate	55,035,000	0
Credit Impaired Loans
Disclosure of detailed information about financial instruments [line items]
Loans to customers	37,469,000	29,418,000
Stage 1 - 12-month ECL
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount of loans to customers at time of modification	₸ 101,774,000	38,744,000
Baseline Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate	(100.00%)
Increase decrease in percentage of short term interest rate	(100.00%)
Baseline Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			1.31%	5.20%
Increase decrease in percentage of base rate			13.90%	17.30%
Upside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	₸ (1,447,000)
Increase decrease in allowance for impairment losses of short-term rate	(1,386,000)
Upside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			(2.31%)	1.57%
Increase decrease in percentage of base rate			13.01%	16.41%
Downside Scenario
Disclosure of detailed information about financial instruments [line items]
Increase decrease in allowance for impairment losses of nominal exchange rate	1,407,000
Increase decrease in allowance for impairment losses of short-term rate	1,381,000
Downside Scenario | Events After Reporting Period
Disclosure of detailed information about financial instruments [line items]
Increase decrease in percentage of exchange rate			4.94%	8.83%
Increase decrease in percentage of base rate			14.79%	17.30%
Gross Carrying
Disclosure of detailed information about financial instruments [line items]
Loans to customers	₸ 6,606,933,000	₸ 5,359,101,000